Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	WiMi Hologram Cloud Inc.
Trading Symbol	WIMI
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001770088
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39257
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room#2002, Building A
Entity Address, Address Line Two	Wentley Center, 1st West Dawang Road,
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100020
Security Exchange Name	NASDAQ
Title of 12(b) Security	Class B ordinary shares, par value US$0.0001 per share*
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	Friedman LLP
Auditor Location	New York
Auditor Firm ID	711
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Room#2002, Building A,
Entity Address, Address Line Two	Wentley Center, 1st West Dawang Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100020
Contact Personnel Name	Shuo Shi, Chief Executive and Operations Officer
Contact Personnel Email Address	sean@wimiar.com
Local Phone Number	53384913
City Area Code	8610
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	20,115,570
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	153,300,513